BANK BORROWINGS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BANK AND OTHER BORROWINGS

		2025	2024
		USD	USD

(a)	Bank borrowings (Note (i))
	Bank overdrafts - variable rate	$1,371,598	$1,505,771
	Bank borrowings - fixed rate	2,121,080	6,713,288
	Bank borrowings - variable rate	2,130,248	2,133,931
		5,622,926	10,352,990

	Secured bank borrowings (Note (ii))	5,622,926	10,085,523
	Unsecured bank borrowings	-	267,467
	Total	5,622,926	10,352,990

	The carrying amounts of the above borrowings are repayable:
	Within one year	5,622,926	10,313,887
	Within a period of more than one year but not exceeding two years	-	39,103
	Total	5,622,926	10,352,990

	Less: Amounts due within one year shown under current liabilities:	(5,622,926)	(10,313,887)
	Amounts shown under non-current liabilities:	-	39,103

(b)	Other borrowings (Note (iii))
	Unsecured other borrowings - related parties - fixed rate (Note 23)	-	425,255
	Unsecured other borrowings - fixed rate	356,431	704,886
	Total	356,431	1,130,141

Note:

(i)	Bank borrowings carry a weighted average effective interest rate at 4% (2024: 5%).
(ii)	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our former shareholders.
(iii)	Included in other borrowings, an aggregate loan balance from related parties of nil (2024: USD425,255) was unsecured, interest-free or interest bearing at nil (2024: 8% p.a.). A principal amount of USD356,431 (2024: USD704,886) was unsecured, interest bearing at 3.6% p.a. (2024: interest free or interest bearing at 6% to 7.2% p.a). All these balances were repayable within one year after the end of the reporting period.